RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 (Details) - EBP 010 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes Receivable from Participants
Per the financial statements	$ 6,776,452	$ 6,142,105
Deemed distributions of participant loans	(27,693)	(36,876)
Per the Form 5500	6,748,759	6,105,229
Net Assets Available for Benefits
Per the financial statements	360,928,336	324,825,802	$ 297,161,372
Deemed distributions of participant loans	(27,693)	(36,876)
Per the Form 5500	360,900,643	324,788,926
Investment Income
Investment income per the financial statements	55,275,063	35,353,127
Interest income on notes receivable from participants per the financial statements	526,342	451,141
Investment income per the Form 5500	55,801,405	35,804,268
Benefit Payments
Benefit payments per the financial statements	34,659,530	23,034,786
Terminated deemed distributions of participant loans	(9,183)	0
Benefit payments per the Form 5500	34,650,347	23,034,786
Deemed Distributions
Deemed distributions of participant loans	0	9,183
Deemed distributions of participant loans per the Form 5500	$ 0	$ 9,183